Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Gross revenues	$ 79,416	$ 415,032	$ 748,654
Sales deductions	(22,436)	(57,951)	(81,523)
Revenue	56,980	357,081	667,131
Cost of revenue	(137,878)	(193,854)	(401,437)
Gross profit	(80,898)	163,227	265,694
Operating expenses:
General and administrative	(1,319,698)	(307,517)	(1,054,124)	(900,493)	(553,235)
Stock based compensation	(1,356,795)	(179,938)	(849,513)	(115,038)	(104,140)
Total operating expenses	(2,676,493)	(487,455)	(1,903,637)	(1,015,531)	(657,375)
Loss from operations	(2,757,391)	(324,228)	(1,637,943)	(1,015,531)	(657,375)
Other expense (income):
Finance results			(31,716)	(930)
Other (expense) income	(18,656)	(949)	(24,577)	(55,384)
Finance (costs) income	(23,306)	(189,590)
Total other expense (income)	(41,962)	(190,539)	(56,293)	(56,314)
Loss before provision for income taxes	(2,799,353)	(514,767)	(1,694,236)	(1,071,845)	(657,375)
Provision for income taxes		(10,833)	(18,887)
Net loss	$ (2,799,353)	$ (525,600)	$ (1,713,123)	$ (1,071,845)	$ (657,375)
Basic and diluted loss per share
Basic net loss per share	$ (0.94)	$ (0.62)	$ (1.52)	$ (1.42)	$ (0.96)
Diluted net loss per share	$ (0.94)	$ (0.62)	$ (1.52)	$ (1.42)	$ (0.96)
Weighted-average number of common shares outstanding:
Weighted-average number of common shares outstanding, diluted	2,988,974	829,293	1,120,598	752,476	676,562
Comprehensive loss:
Net loss	$ (2,799,353)	$ (525,600)	$ (1,713,123)	$ (1,071,845)	$ (657,375)
Foreign currency translation adjustment	176,477	170,783	(63,575)	(35,489)	(6,950)
Comprehensive loss	$ (2,622,876)	$ (354,817)	$ (1,776,698)	(1,107,334)	(664,325)
Weighted-average number of common shares outstanding, basic	2,988,974	829,293
Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative				(781,649)	(712,699)
Stock based compensation				(197,805)	(331,858)
Total operating expenses				(979,454)	(1,044,557)
Loss from operations				(979,454)	(1,044,557)
Other expense (income):
Other (expense) income				(51,120)	(158,916)
Total other expense (income)				(51,120)	(158,916)
Loss before provision for income taxes				(1,030,574)	(1,203,473)
Provision for income taxes
Net loss				(1,030,574)	(1,203,473)
Comprehensive loss:
Net loss				$ (1,030,574)	$ (1,203,473)